Recent Accounting Pronouncements Adopted	12 Months Ended
Dec. 31, 2020
Recent Accounting Pronouncements Adopted
Recent Accounting Pronouncements Adopted

Note 3: Recent Accounting Pronouncements Adopted

ASC 842, Leases

In February 2016, the FASB issued Accounting Standards Update 2016-02 (ASU 2016-02) which created a new topic, ASC 842 Leases. ASC 842 requires a company to recognize, on its consolidated balance sheets, assets and liabilities for the rights and obligations created by leases. The FASB subsequently issued supplemental and clarifying Accounting Standard Updates. ASC 842 was effective for public entities for fiscal years beginning after December 15, 2018 and interim periods therein. Early adoption is permitted in all cases. The Company adopted ASC 842 effective January 1, 2019 using the modified retrospective transition method as allowed under ASU 2018-11, which includes the ability to recognize the cumulative effect of adoption being recorded as an adjustment to retained earnings on January 1, 2019. Management elected to apply the package of practical expedients, which allows entities to forgo reassessment at the transition date: (1) whether any expired or existing contracts are or contain leases; (2) lease classification for any expired or existing leases; and (3) whether unamortized initial direct costs for existing leases meet the definition of initial direct costs under the new guidance. Management did not elect the hindsight practical expedient. Management also elected to use the practical expedient, which allows for the combination of lease and non-lease contract components in all its underlying asset categories.

Due to the adoption of this guidance, the Company recognized operating right-of-use assets and operating lease liabilities of $4,795,342 and $6,026,629, respectively, as of the date of adoption. The difference between the right-of-use assets and lease liabilities on the accompanying consolidated balance sheet is primarily due to the accrual for lease payments resulting from straight-line lease expense and unamortized tenant incentive liability balances. The Company did not have any impact to opening retained earnings resulting from adoption of the guidance. The adoption of this new guidance did not have a material impact on the Company’s Consolidated Statements of Operations, cash flows, liquidity, or covenant compliance under its existing credit agreement.